Redeemable Convertible Preferred Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Temporary Equity Disclosure [Abstract]
Redeemable Convertible Preferred Stock	Redeemable Convertible Preferred Stock
The Company has the following redeemable convertible preferred stock issued and outstanding at December 31, 2018:

	December 31, 2018
	Shares Authorized	Shares Issued and Outstanding	Per share Preference	Preferential Liquidation Value (in thousands)	Carrying Value (in thousands)
Series
Series A	1,629,629	1,629,626	$2.70	$4,400	$4,369
Series A-1	1,111,111	1,111,109	$3.38	3,755	3,723
Series B	6,264,470	6,264,463	$6.11	38,276	38,014
Series C	15,064,405	12,227,992	$6.11	74,713	59,129
	24,069,615	21,233,190		$121,144	$105,235
The Company has the following redeemable convertible preferred stock issued and outstanding at March 31, 2019:

	March 31, 2019
	Shares Authorized	Shares Issued and Outstanding	Per share Preference	Preferential Liquidation Value (in thousands)	Carrying Value (in thousands)
Series
Series A	1,629,629	1,629,626	$2.70	$4,400	$4,369
Series A-1	1,111,111	1,111,109	$3.38	3,755	3,723
Series B	6,264,470	6,264,463	$6.11	38,276	38,014
Series C	15,064,405	12,232,907	$6.11	74,743	59,159
	24,069,615	21,238,105		$121,174	$105,265

As of December 31, 2018 and March 31, 2019, the holders of redeemable convertible preferred stock (“convertible preferred stock”) have various rights and preferences as follows:
Voting Rights
The holders of Series A, Series A-1, Series B and Series C convertible preferred stock are entitled to vote on all matters on which the common stockholders are entitled to vote. Holders of Series A, Series A-1, Series B and Series C convertible preferred and common stock vote together as a single class. Each holder of Series A, Series A-1, Series B and Series C convertible preferred stock is entitled to the number of votes equal to the number of common stock shares into which the shares held by such holder are convertible.
Election of Directors
The holders of record of Series A and Series B preferred stock, exclusively and as a separate class, are entitled to each elect two and three directors of the Company, and the holders of record of Series C preferred stock, exclusively and as a separate class, are entitled to elect two directors of the Company.
Dividends
The holders of Series A, Series A-1, Series B and Series C convertible preferred stock are entitled, on a pari passu basis, when and if declared by the Board of Directors of the Company, to non-cumulative dividends out of the Company’s assets legally available therefore at the rate of $0.22, $0.27, $0.49 and $0.49 per share per annum, respectively. No distributions will be made with respect to the common stock until all declared but unpaid dividends on convertible preferred stock have been paid or set aside for payment to the convertible preferred stock holders. The right to receive dividends on shares of convertible preferred stock will be non-cumulative, and no right to such dividends will accrue to holders of convertible preferred stock by reason of the fact that dividends on such shares are not declared or paid in any years. As of March 31, 2019, no dividends have been declared to date.
Liquidation
In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, the holders of Series C preferred stock will be entitled to receive out of net available funds and assets of the corporation available for distribution to its stockholders, before any payment shall be made to the holders of Series B preferred stock and Series A preferred stock and Series A-1 junior stock. After the payment of all preferential amounts required to be paid to the holders of Series C preferred stock, the holders of Series B, Series A and Series A-1 outstanding shares of convertible preferred stock will be entitled to receive out of net available funds and assets, before and in preference to any distribution of any of the Company’s net available funds and assets to the holders of common stock by reason of their ownership of such common stock.
An amount per share equal to $6.11, $6.11, $3.38 and $2.70 for each share of Series C, Series B, Series A-1 and Series A, respectively, convertible preferred stock then so held equal to the applicable liquidation preference. The remaining assets, if any, shall be distributed to the holders of common stock. Should the Company’s legally available assets be insufficient to satisfy the liquidation preferences after the payment of all preferential amounts required to be paid to the holders of Series C preferred stock, the funds will be distributed ratably among the holders of Series A, Series A-1, and Series B convertible preferred stock in proportion to the preferential amount each holder is otherwise entitled to receive.
Conversion
Shares of convertible preferred stock are convertible into shares of common stock at the holders’ option at any time or automatically (i) immediately prior to the closing of a firmly underwritten public offering in which the offering price per share is not less than $18.31 and the aggregate gross proceeds received by the Company are not less than $50,000,000 or (ii) upon receipt by the Company of a written request for such conversion from the holders of the majority of the convertible preferred stock then outstanding, voting as a single class and on an as-converted basis. Each share of Series A, Series A-1, Series B and Series C convertible preferred stock is convertible, at the option of the holder, into the number of shares of common stock into which such shares are convertible at the then effective conversion ratio. The initial conversion price per share for Series A, Series A-1, Series B and Series C convertible preferred stock is $2.70, $3.38, $6.11 and $6.11 per share, respectively. The initial conversion price is subject to adjustment from time to time. As of March 31, 2019, the conversion ratio for each series of convertible preferred stock was one-for-one.
Redemption
The redeemable convertible preferred stock is recorded in mezzanine equity because while it is not mandatorily redeemable, it will become redeemable at the option of the stockholders upon the occurrence of certain deemed liquidation events that are considered not solely within the Company’s control.
Preferred Stock Warrants
In connection with the issuance of the Company’s Series C redeemable convertible preferred stock issuances between August 2014 through April 2016, the Company issued, to each investor who purchased shares of Series C redeemable convertible preferred stock, warrants to purchase up to the number of shares of preferred stock equal to 50% of the number of shares of the Company’s Series C redeemable convertible preferred stock purchased.
The warrants are immediately exercisable, at an exercise price per share of $6.11 and expire 8 years from their date of issuance. The warrants will be automatically net exercised upon the consummation or effective date of a change of control or initial public offering of the Company.
As of December 31, 2018 and March 31, 2019, warrants to purchase an aggregate of 2,672,502 and 2,667,587, respectively, shares of Series C redeemable convertible preferred stock were outstanding.
Common Stock
At March 31, 2019, the Company’s certificate of incorporation, as amended and restated, authorizes the Company to issue up to 29,879,220 shares of common stock with $0.001 par value per share, of which 1,386,615 shares were issued and outstanding. The holders of common stock are also entitled to receive dividends whenever funds are legally available, when and if declared by the Board of Directors. As of March 31, 2019, no dividends have been declared to date. Each share of common stock is entitled to one vote.
At December 31, 2018 and March 31, 2019, the Company had reserved common stock for future issuances as follows:

	December 31,	March 31,
	2018	2019
Conversion of Series A convertible preferred stock	1,629,629	1,629,629
Conversion of Series A-1 convertible preferred stock	1,111,111	1,111,111
Conversion of Series B convertible preferred stock	6,264,470	6,264,470
Conversion of Series C convertible preferred stock and warrants	15,064,405	15,064,405
Exercise of options under stock plan	4,364,377	4,138,635
Issuance of options under stock plan	57,889	32,326
Warrants to purchase common stock	7,527	7,527
	28,499,408	28,248,103

Common Stock Warrants
In connection with the Company’s acquisition of NeuroCo in December 2018, as of the merger closing, the outstanding warrants to purchase common stock of NeuroCo converted to warrants to purchase 7,527 shares of the Company’s common stock.
The warrants are exercisable, at an exercise price per share of $8.27 and expire on November 21, 2024. The warrants will be automatically net exercised upon the consummation or effective date of a change of control or initial public offering of the Company.
As of December 31, 2018 and March 31, 2019, warrants to purchase an aggregate of 7,527 shares of common stock were outstanding.
Redeemable Convertible Preferred Stock
The Company has the following redeemable convertible preferred stock issued and outstanding at December 31, 2017 and 2018:

	December 31, 2017 and 2018
	Shares Authorized	Shares Issued and Outstanding	Per share Preference	Preferential Liquidation Value (in thousands)	Carrying Value (in thousands)
Series
Series A	1,629,629	1,629,626	$2.70	$4,400	$4,369
Series A-1	1,111,111	1,111,109	$3.38	3,755	3,723
Series B	6,264,470	6,264,463	$6.11	38,276	38,014
Series C	15,064,405	12,227,992	$6.11	74,713	59,129
	24,069,615	21,233,190		$121,144	$105,235

As of December 31, 2017 and 2018, the holders of redeemable convertible preferred stock (“convertible preferred stock”) have various rights and preferences as follows:
Voting Rights
The holders of Series A, Series A-1, Series B and Series C convertible preferred stock are entitled to vote on all matters on which the common stockholders are entitled to vote. Holders of Series A, Series A-1, Series B and Series C convertible preferred and common stock vote together as a single class. Each holder of Series A, Series A-1, Series B and Series C convertible preferred stock is entitled to the number of votes equal to the number of common stock shares into which the shares held by such holder are convertible.
Election of Directors
The holders of record of Series A and Series B preferred stock, exclusively and as a separate class, are entitled to each elect two and three directors of the Company, and the holders of record of Series C preferred stock, exclusively and as a separate class, are entitled to elect two directors of the Company.
Dividends
The holders of Series A, Series A-1, Series B and Series C convertible preferred stock are entitled, on a pari passu basis, when and if declared by the Board of Directors of the Company, to non-cumulative dividends out of the Company’s assets legally available therefore at the rate of $0.22, $0.27, $0.49 and $0.49 per share per annum, respectively. No distributions will be made with respect to the common stock until all declared but unpaid dividends on convertible preferred stock have been paid or set aside for payment to the convertible preferred stock holders. The right to receive dividends on shares of convertible preferred stock will be non-cumulative, and no right to such dividends will accrue to holders of convertible preferred stock by reason of the fact that dividends on such shares are not declared or paid in any years. As of December 31, 2018, no dividends have been declared to date.
Liquidation
In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, the holders of Series C preferred stock will be entitled to receive out of net available funds and assets of the corporation available for distribution to its stockholders, before any payment shall be made to the holders of Series B preferred stock and Series A preferred stock and Series A-1 junior stock. After the payment of all preferential amounts required to be paid to the holders of Series C preferred stock, the holders of Series B, Series A and Series A-1 outstanding shares of convertible preferred stock will be entitled to receive out of net available funds and assets, before and in preference to any distribution of any of the Company’s net available funds and assets to the holders of common stock by reason of their ownership of such common stock.
An amount per share equal to $6.11, $6.11, $3.38 and $2.70 for each share of Series C, Series B, Series A-1 and Series A, respectively, convertible preferred stock then so held equal to the applicable liquidation preference. The remaining assets, if any, shall be distributed to the holders of common stock. Should the Company’s legally available assets be insufficient to satisfy the liquidation preferences after the payment of all preferential amounts required to be paid to the holders of Series C preferred stock, the funds will be distributed ratably among the holders of Series A, Series A-1, and Series B convertible preferred stock in proportion to the preferential amount each holder is otherwise entitled to receive.
Conversion
Shares of convertible preferred stock are convertible into shares of common stock at the holders’ option at any time or automatically (i) immediately prior to the closing of a firmly underwritten public offering in which the offering price per share is not less than $18.31 and the aggregate gross proceeds received by the Company are not less than $50,000,000 or (ii) upon receipt by the Company of a written request for such conversion from the holders of the majority of the convertible preferred stock then outstanding, voting as a single class and on an as-converted basis. Each share of Series A, Series A-1, Series B and Series C convertible preferred stock is convertible, at the option of the holder, into the number of shares of common stock into which such shares are convertible at the then effective conversion ratio. The initial conversion price per share for Series A, Series A-1, Series B and Series C convertible preferred stock is $2.70, $3.38, $6.11 and $6.11 per share, respectively. The initial conversion price is subject to adjustment from time to time. As of December 31, 2018, the conversion ratio for each series of convertible preferred stock was one-for-one.
Redemption
The redeemable convertible preferred stock is recorded in mezzanine equity because while it is not mandatorily redeemable, it will become redeemable at the option of the stockholders upon the occurrence of certain deemed liquidation events that are considered not solely within the Company’s control.
Preferred Stock Warrants
In connection with the issuance of the Company’s Series C redeemable convertible preferred stock issuances between August 2014 through April 2016, the Company issued, to each investor who purchased shares of Series C redeemable convertible preferred stock, warrants to purchase up to the number of shares of preferred stock equal to 50% of the number of shares of the Company’s Series C redeemable convertible preferred stock purchased.
The warrants are immediately exercisable, at an exercise price per share of $6.11 and expire eight years from their date of issuance. The warrants will be automatically net exercised upon the consummation or effective date of a change of control or initial public offering of the Company.
As of December 31, 2017 and 2018, warrants to purchase an aggregate of 2,672,502 shares of Series C redeemable convertible preferred stock were outstanding.
Common Stock
At December 31, 2018, the Company’s certificate of incorporation, as amended and restated, authorizes the Company to issue up to 29,879,220 shares of common stock with $0.001 par value per share, of which 1,135,310 shares were issued and outstanding. The holders of common stock are also entitled to receive dividends whenever funds are legally available, when and if declared by the Board of Directors. As of December 31, 2018, no dividends have been declared to date. Each share of common stock is entitled to one vote.
At December 31, 2017 and 2018, the Company had reserved common stock for future issuances as follows:

	December 31,
	2017	2018
Conversion of Series A convertible preferred stock	1,629,629	1,629,629
Conversion of Series A-1 convertible preferred stock	1,111,111	1,111,111
Conversion of Series B convertible preferred stock	6,264,470	6,264,470
Conversion of Series C convertible preferred stock and warrants	15,064,405	15,064,405
Exercise of options under stock plan	4,308,890	4,364,377
Issuance of options under stock plan	328,290	57,889
Warrants to purchase common stock	—	7,527
	28,706,795	28,499,408

Common Stock Warrants
In connection with the Company’s acquisition of NeuroCo in December 2018, as of the merger closing, the outstanding warrants to purchase common stock of NeuroCo converted to warrants to purchase 7,527 shares of the Company’s common stock.
The warrants are exercisable, at an exercise price per share of $8.27 and expire on November 21, 2024. The warrants will be automatically net exercised upon the consummation or effective date of a change of control or initial public offering of the Company.
As of December 31, 2018, warrants to purchase an aggregate of 7,527 shares of common stock were outstanding.